UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stevenson Capital Management
           -----------------------------------------------------
Address:   19925 Stevens Creek Blvd.
           Cupertino, CA 95014
           -----------------------------------------------------

Form 13F File Number: 28-03429
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Lee Scundi
        -------------------------
Title:  Associate
        -------------------------
Phone:  408-973-7849
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Lee Scundi                     Cupertino, CA                      10/05/2007
--------------                     -------------                      ----------
 [Signature]                       [City, State]                        [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           96
                                         -----------
Form 13F Information Table Value Total:     $232,704
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
3M Company                     COM              604059105     1020   10900 SH       Sole              10900      0    0
AT&T Corp.                     COM              001957109     3560   84150 SH       Sole              84150      0    0
Adobe Systems                  COM              0072f1019      262    6000 SH       Sole               6000      0    0
Advanced Micro Devices         COM              007903107      541   41000 SH       Sole              41000      0    0
Allstate Corp.                 COM              020002101      600   10500 SH       Sole              10500      0    0
American International Group   COM              026874107     7526  111243 SH       Sole             111243      0    0
Amgen                          COM              031162100     3606   63750 SH       Sole              63750      0    0
Apollo Group                   COM              037604105     3326   55300 SH       Sole              55300      0    0
BP p.l.c                       COM              055622104      237    3420 SH       Sole               3420      0    0
Bank of America Corp           COM              066050105    11924  237200 SH       Sole             237200      0    0
Berkshire Hathaway Cl B        COM              084670207     2150     544 SH       Sole                544      0    0
Berkshire Hthwy Class A        COM              084670108      237     200 SH       Sole                200      0    0
Boeing Co.                     COM              097023105      609    5800 SH       Sole               5800      0    0
Boyd Gaming Corp               COM              103304101     1538   35900 SH       Sole              35900      0    0
Bristol Myers                  COM              09247u107     3500  121450 SH       Sole             121450      0    0
CIGNA Corp.                    COM              125509109      256    4800 SH       Sole               4800      0    0
Chesapeake Energy              COM              165167107      261    7400 SH       Sole               7400      0    0
ChevronTexaco                  COM              166741009    10553  112775 SH       Sole             112775      0    0
Cisco Systems Inc.             COM              17275r102     1110   33500 SH       Sole              33500      0    0
Citigroup Inc.                 COM              173034109    10480  224550 SH       Sole             224550      0    0
Clorox Co.                     COM              189054109      488    8000 SH       Sole               8000      0    0
Comcast Cl A                   COM              20030N101      242   10000 SH       Sole              10000      0    0
ConocoPhillips                 COM              20825c104     9263  105540 SH       Sole             105540      0    0
Consol Energy                  COM              20854P109     1580   33900 SH       Sole              33900      0    0
Consolidated Edison            COM              209115104     1495   32300 SH       Sole              32300      0    0
Countrywide Financial          COM              222372104      397   20900 SH       Sole              20900      0    0
Crosstex Energy                COM              22765Y104      512   13500 SH       Sole              13500      0    0
Crosstex Energy L.P            COM              22765U102      345   10000 SH       Sole              10000      0    0
D R Horton Inc                 COM              23331a109     1674  130700 SH       Sole             130700      0    0
Deere & Co.                    COM              244199105      223    1500 SH       Sole               1500      0    0
Dell Computer                  COM              247025109     3740  135500 SH       Sole             135500      0    0
Discovery Holding Company A    COM              25468y107      827   28670 SH       Sole              28670      0    0
Double-Take Software           COM              258598101      287   15000 SH       Sole              15000      0    0
Drew Industries                COM              26168L205     2022   49700 SH       Sole              49700      0    0
Duke Realty Invts              COM              264411505      331    9800 SH       Sole               9800      0    0
Eastman Kodak                  COM              277461109      353   13200 SH       Sole              13200      0    0
Exxon Mobil Corp               COM              30231g102     3013   32554 SH       Sole              32554      0    0
Farmers & Merchants Bank Of Lo COM              308035104     1260     200 SH       Sole                200      0    0
Fed Ex Corp                    COM              31428x106      985    9400 SH       Sole               9400      0    0
Fidelity National Financial    COM              31620R105     3337  190916 SH       Sole             190916      0    0
Fidelity National Information  COM              31620M106      229    5161 SH       Sole               5161      0    0
First National Bank of Alaska  COM              322387101      205     100 SH       Sole                100      0    0
Freddie Mac Voting Shs         COM              313400301     1844   31250 SH       Sole              31250      0    0
General Dynamics Corp.         COM              369550108     2359   27925 SH       Sole              27925      0    0
General Electric Co.           COM              369604103     7409  178964 SH       Sole             178964      0    0
Genworth Financial             COM              7247D1061      799   26000 SH       Sole              26000      0    0
Harman International Industrie COM              413086109      632    7300 SH       Sole               7300      0    0
Healthcare Realty Trust        COM              421946104      874   32800 SH       Sole              32800      0    0
Heinz H J Co                   COM              423074103     2125   46000 SH       Sole              46000      0    0
Hewlett-Packard Company        COM              428236103      597   12000 SH       Sole              12000      0    0
Home Depot Inc.                COM              437076102     5627  173450 SH       Sole             173450      0    0
IBM Corp                       COM              459200101     6544   55550 SH       Sole              55550      0    0
Integrys Energy Group Plc      COM              45822P105     1344   26231 SH       Sole              26231      0    0
Intel Corp                     COM              458140100     7148  276419 SH       Sole             276419      0    0
Johnson & Johnson              COM              478160104     8810  134100 SH       Sole             134100      0    0
Lehman Bros. Holding           COM              524908100      370    6000 SH       Sole               6000      0    0
Lennar Corp                    COM              526057104     1015   44800 SH       Sole              44800      0    0
Liberty Global C               COM              530555309      524   13560 SH       Sole              13560      0    0
Liberty Global Class A         COM              530555101      552   13465 SH       Sole              13465      0    0
Liberty Media Hldg Cap A       COM              53071M302     1710   13695 SH       Sole              13695      0    0
Liberty Media Hldy Cp Inter A  COM              53071M104     1308   68075 SH       Sole              68075      0    0
Liberty Property Trust         COM              531172104      366    9100 SH       Sole               9100      0    0
McDonalds Corp.                COM              580135101     4132   75850 SH       Sole              75850      0    0
Merck & Co.                    COM              589331107     3895   75350 SH       Sole              75350      0    0
Merrill Lynch & Co.            COM              590188108      634    8900 SH       Sole               8900      0    0
Microsoft Corp.                COM              594918104     7372  250250 SH       Sole             250250      0    0
Nabors Industries              COM              g6359f103     4476  145475 SH       Sole             145475      0    0
Natural Resource Partners L.P. COM              63900P103      206    6600 SH       Sole               6600      0    0
Newmont Mining Corp            COM              651639106      224    5000 SH       Sole               5000      0    0
Nokia Corp                     COM              654902204     7487  197400 SH       Sole             197400      0    0
Office Depot                   COM              676220106     4462  216400 SH       Sole             216400      0    0
Pfizer Inc.                    COM              717081103    11746  480800 SH       Sole             480800      0    0
PrimeWest Energy Tr            COM              741930309     3436  130100 SH       Sole             130100      0    0
Pulte Homes                    COM              746920107      765   56225 SH       Sole              56225      0    0
Ross Stores Inc.               COM              778296103      231    9000 SH       Sole               9000      0    0
Royal Dutch Shell -- Tendered  COM              780259206      574    6980 SH       Sole               6980      0    0
Ryland Group                   COM              783764103      512   23900 SH       Sole              23900      0    0
SLM Corporation                COM              78442p106      363    7300 SH       Sole               7300      0    0
Southern Co.                   COM              842587107     1506   41500 SH       Sole              41500      0    0
Sprint Nextel Corp             COM              852061100     2305  121300 SH       Sole             121300      0    0
Star Gas Ptnrs L.P.            COM              85512C105      341   75000 SH       Sole              75000      0    0
Starbucks Corporation          COM              855244109      254    9700 SH       Sole               9700      0    0
Time Warner                    COM              887317105     3520  191700 SH       Sole             191700      0    0
Toll Brothers Inc              COM              889478103     1073   53700 SH       Sole              53700      0    0
United States Steel Corp       COM              912909108      456    4300 SH       Sole               4300      0    0
UnitedHealth Group Inc         COM              91324P102     3562   73550 SH       Sole              73550      0    0
Wal-Mart Stores Inc.           COM              931142103     3229   73975 SH       Sole              73975      0    0
Washington Mutual, Inc.        COM              939322103     8785  248803 SH       Sole             248803      0    0
XTO Energy Inc                 COM              98385X106      618   10000 SH       Sole              10000      0    0
YRC Worldwide                  COM              984249102     3684  134850 SH       Sole             134850      0    0
iShares Russell 2000           COM              464287655      200    2500 SH       Sole               2500      0    0
iShares Russell Midcap         COM              464287499      206    1900 SH       Sole               1900      0    0
iShares S&P Eur 350            COM              464287861     1061    8900 SH       Sole               8900      0    0
Latin America Equity Fund Inc.                  51827t100      297    5500 SH       Sole               5500      0    0
ABN Amro Preferred G 6.08%                      00372q100     1642   75700 SH       Sole              75700      0    0
CORTS Trust for Ford Motor 8%                   22082k209     1389   75100 SH       Sole              75100      0    0
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